Taxes on Income - Change in Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Balance at beginning of year	$ 26,068	$ 21,744	$ 24,379
Additions (reductions) during the year	25,527	4,324	(2,635)
Balance at end of year	$ 51,595	$ 26,068	$ 21,744